Income Taxes (Unrecognized Tax Benefit Reflected In Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Unrecognized Tax Benefit - Income Tax Receivable	$ 59	$ 13
Unrecognized Tax Benefit - Other Liabilities and Provisions	134	178
Unrecognized Tax Benefit - Current Deferred Income Tax Liability	5	12
Unrecognized Tax Benefit - Noncurrent Deferred Income Tax Liability	(34)	(38)
Unrecognized Tax Benefits	$ 164	$ 165	$ 252